Income Taxes - Summary of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income taxes	[1]	₩ 598,276	₩ 802,997	₩ 932,085
Deferred income tax due to temporary differences		(332,431)	3,631	(407,958)
Items recognized directly in equity		55,109	(17,261)	(62,593)
Income tax expense		₩ 320,954	₩ 789,367	₩ 461,534

[1]	Refund (additional payment) of income taxes when filing a final corporation tax return is credited (charged) directly to current income taxes.